Lease liabilities - Components of lease (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Lease liabilities
Non-current	$ 490.8		$ 470.5
Current	84.0		82.1
Total lease liabilities	574.8		$ 552.6
Lease payments	$ 24.5	$ 30.3